RELATED PARTIES´ TRANSACTIONS (Details Narrative) - Key Management Remuneration [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Key management personnel compensation	$ 7	$ 7	$ 10
[custom:DirectorsAndSindycsFees]	6	6	$ 5
Key management personnel compensation, share-based payment	1	$ 1
[custom:KeyManagementPersonnelCompensationSharebasedPayment1]	$ 5